Government Loan Payable	12 Months Ended
Apr. 30, 2023
Government Loan Payable
Government Loan Payable

8. Government Loan Payable

On April 23, 2020, the Company received a loan of $40 through the Canadian Emergency Business Account Program ("CEBA Loan"), which provided financial relief for Canadian businesses during the COVID-19 pandemic. The CEBA Loan is unsecured, non-revolving and non-interest bearing prior to December 31, 2023. If at least 75% of the CEBA Loan is repaid prior to December 31, 2023, the remaining balance of the CEBA Loan will be forgiven. The CEBA Loan was fully settled subsequent to April 30, 2023.